REVENUE - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,021	$ 7,138
Operational finance lease income	15	0
Lease and other revenue	166	92
Revenue	6,202	7,230
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,959	1,587
Operational finance lease income	15	0
Lease and other revenue	131	63
Revenue	2,105	1,650
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	857	747
Operational finance lease income	0	0
Lease and other revenue	35	29
Revenue	892	776
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,205	4,804
Operational finance lease income	0	0
Lease and other revenue	0	0
Revenue	3,205	4,804
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,404	1,825
Take-or-Pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,664	1,200
Take-or-Pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	740	625
Take-or-Pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	412	504
Fee-for-Service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	295	387
Fee-for-Service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	117	117
Fee-for-Service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,205	4,809
Product Sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	5
Product Sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,205	$ 4,804